CORPORATE BORROWINGS AND CAPITAL AND FINANCING LEASE OBLIGATIONS (Details 3) (USD $)	3 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended
	Mar. 31, 2014	Jul. 02, 2012	Dec. 31, 2014 item	Apr. 30, 2013	Jul. 02, 2012	Feb. 22, 2012	Dec. 15, 2010
Corporate borrowings and capital and financing lease obligations
(Gain) loss on extinguishment and modification of debt	$ (4,383,000)
Fourth Amendment | Predecessor
Corporate borrowings and capital and financing lease obligations
Consent fee payable as a percentage of principal amount		0.25%
Consent fees reflected in purchase accounting adjustments		2,256,000
Senior Secured Credit Facility
Corporate borrowings and capital and financing lease obligations
Maximum borrowing capacity				925,000,000
(Gain) loss on extinguishment and modification of debt			(130,000)
Maximum senior secured leverage ratio			3.25
Principal amount of guarantor or any significant subsidiary considered for defaults under other indebtedness, minimum			25,000,000
Number of uninsured judgments against the entity, any guarantor, or any significant subsidiary for specified principal amount considered as events of default, minimum			1
Principal amount for which uninsured judgements against the entity, any guarantor, or any significant subsidiary considered as events of default			25,000,000
Stay of enforcement period			60 days
Senior Secured Credit Facility | Base rate
Corporate borrowings and capital and financing lease obligations
Variable rate basis				Base rate
Reference rate (as a percent)				1.75%
Senior Secured Credit Facility | LIBOR
Corporate borrowings and capital and financing lease obligations
Variable rate basis				LIBOR
Reference rate (as a percent)				0.75%
Revolving credit facility due in 2018
Corporate borrowings and capital and financing lease obligations
Maximum borrowing capacity				150,000,000
Capitalized deferred financing costs				6,909,000
Borrowings outstanding under the Revolving Credit Facility			0
Available borrowing capacity			136,798,000
Unused commitment fee (as a percent)				0.50%
Fee on undrawn amount of the letter of credit (as a percent)				0.25%
Revolving credit facility due in 2018 | Base rate | Minimum
Corporate borrowings and capital and financing lease obligations
Spread on variable rate basis (as a percent)				1.25%
Revolving credit facility due in 2018 | Base rate | Maximum
Corporate borrowings and capital and financing lease obligations
Spread on variable rate basis (as a percent)				1.50%
Revolving credit facility due in 2018 | LIBOR | Minimum
Corporate borrowings and capital and financing lease obligations
Spread on variable rate basis (as a percent)				2.25%
Revolving credit facility due in 2018 | LIBOR | Maximum
Corporate borrowings and capital and financing lease obligations
Spread on variable rate basis (as a percent)				2.50%
Term loan facility due 2013 | Third Amendment | Predecessor
Corporate borrowings and capital and financing lease obligations
Aggregate principal amount							142,528,000
Revolving credit facility | Third Amendment | Predecessor
Corporate borrowings and capital and financing lease obligations
Maximum borrowing capacity							192,500,000
Revolving credit facility | Fourth Amendment | Predecessor
Corporate borrowings and capital and financing lease obligations
Consent fees reflected in purchase accounting adjustments		438,000
Credit Facility term loans due 2016
Corporate borrowings and capital and financing lease obligations
Outstanding aggregate principal balance				464,088,000
Interest rate for borrowings (as a percent)				4.25%
Variable rate basis				LIBOR
Spread on variable rate basis (as a percent)				3.25%
Credit Facility term loans due 2016 | Third Amendment | Predecessor
Corporate borrowings and capital and financing lease obligations
Aggregate principal amount							476,597,000
Credit Facility term loans due 2016 | Fourth Amendment | Predecessor
Corporate borrowings and capital and financing lease obligations
Variable rate basis		LIBOR
Consent fees reflected in purchase accounting adjustments		1,108,000
Credit Facility term loans due 2016 | LIBOR | Minimum
Corporate borrowings and capital and financing lease obligations
Spread on variable rate basis (as a percent)				1.00%
Credit Facility term loans due 2016 | LIBOR | Fourth Amendment | Predecessor | Minimum
Corporate borrowings and capital and financing lease obligations
Reference rate (as a percent)					1.00%
Credit Facility term loans due 2018
Corporate borrowings and capital and financing lease obligations
Outstanding aggregate principal balance				296,250,000
Interest rate for borrowings (as a percent)				4.75%
Spread on variable rate basis (as a percent)				3.75%
Credit Facility term loans due 2018 | Incremental Amendment | Predecessor
Corporate borrowings and capital and financing lease obligations
Aggregate principal amount						300,000,000
Net proceeds received from issuance of debt						297,000,000
Discount on issuance of credit facility (as a percent)						1.00%
Required annual repayments of principal (as a percent)						1.00%
Annual repayments of debt						3,000,000
Credit Facility term loans due 2018 | Fourth Amendment | Predecessor
Corporate borrowings and capital and financing lease obligations
Variable rate basis		LIBOR
Spread on variable rate basis (as a percent)				3.75%
Consent fees reflected in purchase accounting adjustments		710,000
Credit Facility term loans due 2018 | LIBOR | Minimum
Corporate borrowings and capital and financing lease obligations
Spread on variable rate basis (as a percent)				1.00%
Credit Facility term loans due in 2020
Corporate borrowings and capital and financing lease obligations
Maximum borrowing capacity				775,000,000
Annual repayments of debt				7,750,000
Capitalized deferred financing costs				2,217,000
Outstanding aggregate principal balance			761,438,000
Interest rate for borrowings (as a percent)			3.50%
Spread on variable rate basis (as a percent)			2.75%
Required quarterly repayments of principal (as a percent)				0.25%
Principal repayments per quarter				1,937,500
Discount percentage on issuance of term loan				0.25%
Credit Facility term loans due in 2020 | Base rate
Corporate borrowings and capital and financing lease obligations
Spread on variable rate basis (as a percent)				1.75%
Credit Facility term loans due in 2020 | LIBOR
Corporate borrowings and capital and financing lease obligations
Spread on variable rate basis (as a percent)				2.75%
Credit Facility term loans due in 2020 | LIBOR | Minimum
Corporate borrowings and capital and financing lease obligations
Reference rate (as a percent)			0.75%